Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: August 12, 2025

Payment Date	8/15/2025
Collection Period Start	7/1/2025
Collection Period End	7/31/2025
Interest Period Start	7/15/2025
Interest Period End	8/14/2025

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	May-23
Class A-2 Notes	$—	$—	$—	—	Jun-25
Class A-3 Notes	$157,760,543.97	$25,284,480.13	$132,476,063.84	0.199756	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$365,450,543.97	$25,284,480.13	$340,166,063.84

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$389,430,858.05	$362,625,733.42	0.179003
YSOC Amount	$19,232,620.02	$17,711,975.52
Adjusted Pool Balance	$370,198,238.03	$344,913,757.90
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.40500%	ACT/360	$—
Class A-2 Notes	$—	2.71000%	30/360	$—
Class A-3 Notes	$157,760,543.97	3.17000%	30/360	$416,750.77
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$365,450,543.97			$1,022,842.27

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$389,430,858.05	$362,625,733.42
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$370,198,238.03	$344,913,757.90
Number of Receivables Outstanding	43,803	42,444
Weighted Average Contract Rate	3.62%	3.62%
Weighted Average Remaining Term (months)	24.3	23.4

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,168,247.70
Principal Collections	$26,619,361.75
Liquidation Proceeds	$184,171.77
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$27,971,781.22
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$27,971,781.22

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$324,525.72	$324,525.72	$—	$—	$27,647,255.50
Interest - Class A-1 Notes	$—	$—	$—	$—	$27,647,255.50
Interest - Class A-2 Notes	$—	$—	$—	$—	$27,647,255.50
Interest - Class A-3 Notes	$416,750.77	$416,750.77	$—	$—	$27,230,504.73
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$26,813,485.06
First Allocation of Principal	$—	$—	$—	$—	$26,813,485.06
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$26,756,673.31
Second Allocation of Principal	$—	$—	$—	$—	$26,756,673.31
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$26,694,481.06
Third Allocation of Principal	$1,556,786.07	$1,556,786.07	$—	$—	$25,137,694.99
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$25,067,627.16
Fourth Allocation of Principal	$18,980,000.00	$18,980,000.00	$—	$—	$6,087,627.16
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,087,627.16
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$1,339,933.10
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,339,933.10
Remaining Funds to Certificates	$1,339,933.10	$1,339,933.10	$—	$—	$—
Total	$27,971,781.22	$27,971,781.22	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$19,232,620.02
Increase/(Decrease)	$(1,520,644.50)
Ending YSOC Amount	$17,711,975.52

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$370,198,238.03	$344,913,757.90
Note Balance	$365,450,543.97	$340,166,063.84
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.05%	22	$185,762.88
Liquidation Proceeds of Defaulted Receivables[2]	0.05%	217	$184,171.77
Monthly Net Losses (Liquidation Proceeds)			$1,591.11
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.29%
Second Preceding Collection Period			(0.13)%
Preceding Collection Period			0.16%
Current Collection Period			0.01%
Four-Month Average Net Loss Ratio			0.08%
Cumulative Net Losses for All Periods			$4,974,203.21
Cumulative Net Loss Ratio			0.25%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.55%	167	$1,980,924.07
60-89 Days Delinquent	0.20%	59	$718,713.30
90-119 Days Delinquent	0.06%	12	$210,379.73
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.80%	238	$2,910,017.10

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		8	$108,378.21
Total Repossessed Inventory		14	$210,494.43

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		71	$929,093.03
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.23%
Second Preceding Collection Period			0.21%
Preceding Collection Period			0.20%
Current Collection Period			0.26%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of July 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.70	0.19%	60	0.14%